Notes to reserves and dividends	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Notes to reserves and dividends
30.	Notes to reserves and dividends
Additional
paid-in
capital
The amount received in excess of face value of the equity shares is recognized in additional paid-in
capital.
Retained earnings
Retained earnings are the profits that the Company has earned till date.
Capital redemption reserve
The Companies Act requires that where a company purchases its own shares out of free reserves or securities premium account, a sum equal to the nominal value of the shares so purchased shall be transferred to a capital redemption reserve account and details of such transfer shall be disclosed in the balance sheet. The capital redemption reserve account may be applied by the company, in paying up unissued shares of the company to be issued to shareholders of the company as fully paid bonus shares. Tata Motors Limited established this reserve pursuant to the redemption of preference shares issued in earlier years.
Debenture redemption reserve
The Companies Act requires that where a company issues debentures, it shall create a debenture redemption reserve out of profits of the Company available for payment of dividend. The Company is required to maintain a Debenture Redemption Reserve of 25% of the value of debentures issued, either by a public issue or on a private placement basis. The amounts credited to the debenture redemption reserve may not be utilized by the Company except to redeem debentures. No DRR is required for debenture issued after August 16, 2019
Reserve for research and human resource development
In terms of Article 9 of the Act on Special Taxation Restriction in Korea, Tata Daewoo Commercial Vehicle Company Limited (TDCV, a subsidiary of Tata Motors Limited) is entitled for deferment of tax in respect of expenditures incurred on product development cost subject to fulfillment of certain conditions, by way of deduction from the taxable income, provided that TDCV appropriates an equivalent amount from “Retained Earnings” to “Reserve for Research and Human Resource Development”.
The deferment is for a period of three years and from the fourth year onwards one-third
of the reserve is offered to tax and an equal amount is then transferred from the reserve to “Retained earnings available for appropriation”.
Special reserve
The special reserve represents the reserve created by two subsidiaries of Tata Motors Limited pursuant to the Reserve Bank of India Act, 1934 (the “RBI Act”) and related regulations applicable to those companies. Under the RBI Act, a non-banking
finance company is required to transfer an amount not less than 20% of its net profit to a reserve fund before declaring any dividend. Appropriation from this reserve fund is permitted only for the purposes specified by the RBI.
Earned surplus reserve
Under the Korean commercial code, TDCV is required to appropriate at least 10% of cash dividend declared each year to a legal reserve until such reserves equal to 50% of capital stock. This reserve may not be utilized for cash dividends, but may only be used to offset against future deficits, if any, or may be transferred to capital stock.
Hedge Reserve
Effective portion of fair value gain/(loss) on all financial instruments designated in cash flow hedge relationship are accumulated in hedge reserve.
Cost of hedge reserve
Fair value gain/(loss) attributable to cost of hedge on all financial instruments designated in cash flow hedge relationship are accumulated in cost of hedge reserve.

Dividends
Accounting policy
Any dividend declared by Tata Motors Limited is based on the profits available for distribution as reported in the statutory financial statements of Tata Motors Limited (standalone) prepared in accordance with Generally Accepted Accounting Principles in India or Ind AS. Indian law permits the declaration and payment of dividend out of profits for the year or previous financial year(s) as stated in the statutory financial statements of Tata Motors Limited (Standalone) prepared in accordance with Generally Accepted Accounting Principles in India, or Ind AS after providing for depreciation in accordance with the provisions of Schedule II to the Companies Act. However, in the absence of the said profits, it may declare dividend out of free reserves, subject to certain conditions as prescribed under the Companies (Declaration and Payment of Dividend) Rules, 2014. Accordingly, in certain years the net income reported in this Financial Statements may not be fully distributable.
For the year ended March 31, 2023, the Board of Directors has recommended a final dividend of Rs.2 per share on Ordinary shares and Rs.2.10 per share on ‘A’ Ordinary shares subject to approval from shareholders at the Annual General Meeting
.
Share-based payments reserve
Share-based payments reserve represents amount of fair value, as on the date of grant, of unvested options and vested options not exercised till date, that have been recognized as expense in the income statement till date.
Reserve for equity investments through other comprehensive income
Fair value gain / (loss) arising on equity investments that are designated as held at fair value through other comprehensive income is included here.
Reserve for Debt instruments through other comprehensive income
Fair value gain/loss arising on debt investment that are designated as held at fair value through Other comprehensive income is included here.